Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Noncontrolling interest	Comprehensive Income attributable to LJ International Inc.	Comprehensive Income (loss) attributable to noncontrolling interest	Total Comprehensive income
Balance at Dec. 31, 2008	$ 79,085	$ 229	$ 55,286	$ (354)	$ 23,168	$ 756	$ 0	$ 0	$ 0
Balance, shares at Dec. 31, 2008		22,911,172
Forfeiture of subsidiary shares sold to noncontrolling interest	(583)					(583)
Net income	3,685				3,689	(4)	3,689	(4)	3,685
Foreign currency translation adjustments	384			384			384		384
Unrealized holding gain/loss in available-for-sale securities	72			72			72		42
Issuance of common stock upon exercise of stock options	355	9	346
Issuance of common stock upon exercise of stock options, shares		857,500
Stock-based compensation	1,043		1,043
Balance at Dec. 31, 2009	84,041	238	56,675	102	26,857	169	4,145	(4)	4,141
Balance, shares at Dec. 31, 2009		23,768,672
Net income	13,003				12,994	9	12,994	9	13,003
Foreign currency translation adjustments	1,010			1,010			1,010		1,010
Unrealized holding gain/loss in available-for-sale securities	(17)			(17)			(17)		(17)
Realized gain (loss) on sale of available-for-sale securities	(258)			(258)			(258)		(258)
Issuance of common stock on private placement	12,210	40	12,170
Issuance of common stock on private placement, shares		4,000,000
Issuance of common stock upon exercise of stock options	668	14	654
Issuance of common stock upon exercise of stock options, shares		1,385,000
Stock-based compensation	442		442
Balance at Dec. 31, 2010	111,099	292	69,941	837	39,851	178	13,729	9	13,738
Balance, shares at Dec. 31, 2010		29,153,672
Net income	10,117				10,101	16	10,101	16	10,117
Foreign currency translation adjustments	3,111			3,111			3,111		3,111
Unrealized holding gain/loss in available-for-sale securities	(374)			(374)			(374)		(374)
Deferred tax adjustment on unrealized holding loss	23			23			23		23
Realized gain (loss) on sale of available-for-sale securities	260			260			260		260
Deemed dividend to redeemable preferred shareholders of a subsidiary	(6,428)				(6,428)
Issuance of common stock upon exercise of stock options	870	14	856
Issuance of common stock upon exercise of stock options, shares		1,454,000
Stock-based compensation	156		156
Balance at Dec. 31, 2011	$ 118,834	$ 306	$ 70,953	$ 3,857	$ 43,524	$ 194	$ 13,121	$ 16	$ 13,137
Balance, shares at Dec. 31, 2011		30,607,672